Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000007079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007079
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	2.38%	1.64%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
NACC2 Index: Short Municipal Debt Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Municipal Debt Funds Average
Average Annual Return, Percent	2.34%	1.80%	1.55%